Expense Example {- Materials Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Materials Portfolio - VIP Materials Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942